35. Transactions with Telecom Italia Group (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	R$ 20,978	R$ 133,128
Total Liabilities	68,676	95,645
Total Revenue	6,638	17,643	R$ 16,252
Total Costs/Expenses	216,396	110,468	109,620
Telecom Argentina Group [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	1,416	5,246
Total Liabilities	10,686	22,898
Total Revenue	0	8,232	5,771
Total Costs/Expenses	0	713	3,109
Telecom Italia Sparkle [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	1,544	2,471
Total Liabilities	9,223	7,822
Total Revenue	5,281	4,694	5,223
Total Costs/Expenses	26,775	39,913	35,626
TIM Brasil [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	13,619	12,587
Total Liabilities	4,903	4,877
Other [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	709	674
Total Liabilities	107	38
Total Revenue	0	0	0
Total Costs/Expenses	3,102	1,834	588
Telecom Italia S.p.A. [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	0	0
Total Liabilities	35,288	29,094
Total Revenue	665	3,090	3,668
Total Costs/Expenses	8,440	6,801	9,769
Grupo Havas [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	115,840	0
Total Liabilities	29,008	0
Total Revenue	0	0	0
Total Costs/Expenses	127,730	0	0
Vivendi Group [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Assets	0	0
Total Liabilities	6,430	3,947
Total Revenue	0	0	0
Total Costs/Expenses	16,361	8,075	7,669
Generali [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Revenue	0	0	0
Total Costs/Expenses	3,254	194	1,053
TI Sparkle [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total Revenue	692	1,627	1,590
Total Costs/Expenses	R$ 30,734	R$ 52,938	R$ 51,806